Property, plant and equipment, net - Summary of depreciation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment, net
Depreciation expense	$ 83,885	$ 83,266
Cost of goods sold
Property, plant and equipment, net
Depreciation expense	48,526	49,399
Operating expenses
Property, plant and equipment, net
Depreciation expense	$ 35,359	$ 33,867